Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2015
Prospectus Date	rr_ProspectusDate	Feb. 09, 2015